COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
SUMMARY OF CAPITAL AND OTHER COMMITMENT

Capital expenditures contracted for at the balance sheet dates but not recognized in the unaudited condensed consolidated financial statements are as follows:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Property, plant, and equipment	57,147	57,772